Tax Situation (Details) - Schedule of Consolidated Statement of Profit or Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Statement of Profit or Loss [Abstract]
Current income tax	S/ 104,133	S/ 127,952	S/ 113,000
Deferred income tax	91,492	3,394	(66,595)
Income tax	S/ 195,625	S/ 131,346	S/ 46,405